Document and Entity Information	Aug. 11, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001821323
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 11, 2023
Entity Registrant Name	SIGILON THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39746
Entity Tax Identification Number	47-4005543
Entity Address, Address Line One	100 Binney Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	336-7540
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value per share
Trading Symbol	SGTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false